Fair Value Measurements - Schedule of Carrying Value and Estimated Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	[1]	$ 25,064	$ 25,601
Restricted cash	[1]	37,298	20,056
Accrued interest and fees receivable		10,637
Finance receivables at amortized cost, net	[1]	4,220	222,243
Liabilities:
Reserve for repurchase liability			4,241
Secured debt	[1]	22,443	16,025
Senior debt, net	[1]	251,578	131,726
Subordinated debt - related party		0	4,000
Other debt		0	6,354
Level 1
Assets
Cash		25,064	25,601
Restricted cash		37,298	20,056
Accrued interest and fees receivable		10,637
Finance receivables at amortized cost, net		0	0
Liabilities:
Reserve for repurchase liability			0
Secured debt		0	0
Senior debt, net		0	0
Subordinated debt - related party			0
Other debt			0
Level 2
Assets
Cash		0	0
Restricted cash		0	0
Accrued interest and fees receivable		0
Finance receivables at amortized cost, net		0	0
Liabilities:
Reserve for repurchase liability			0
Secured debt		0	0
Senior debt, net		0	0
Subordinated debt - related party			0
Other debt			0
Level 3
Assets
Cash		0	0
Restricted cash		0	0
Accrued interest and fees receivable		0
Finance receivables at amortized cost, net		4,220	287,437
Liabilities:
Reserve for repurchase liability			4,241
Secured debt		22,443	16,025
Senior debt, net		$ 251,578	131,726
Subordinated debt - related party			4,000
Other debt			$ 6,354

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.